Net income per share and net income attributable to common stockholders - Anti-dilutive shares (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock options
Anti-dilutive shares
Anti-dilutive shares not included in the computation of diluted income (loss) per share	52,405,826	56,926,054	7,857,000
Restricted stock units
Anti-dilutive shares
Anti-dilutive shares not included in the computation of diluted income (loss) per share	3,689,400